Expense Example {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - K PRO-08 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Class K
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774